Rendering of services (Tables)	12 Months Ended
Mar. 31, 2019
Rendering of services
Schedule of revenue by product type and customer type

	March 31,
	2017	2018	2019
Air Ticketing	3,656,976	5,012,931	3,449,265
Hotels and Packages	5,326,414	6,628,236	4,914,420
Other Services	52,896	105,249	56,419
	9,036,286	11,746,416	8,420,104

Changes in contract assets

	April 1,	March 31,
	2018	2019
Contract Assets	17,279	22,584

Changes in contract assets are as follows:	March 31, 2019

Balance at the beginning of the year	17,279
Revenue recognised during the year	22,584
Invoices raised during the year	(17,279)
Balance at the end of the year	22,584

Summary of contract liabilities

	April 1,	March 31,
	2018	2019
Advance from customer (refer to Note 38)	894,487	702,444
Deferred revenue (refer to Note 35)	1,470,710	675,711
Total Contract liabilities	2,365,197	1,378,155